Marketable debt securities - Unsecured bonds (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Total financial liabilities	$ 1,477,724	$ 1,644,023
Marketable debt securities
Financial liabilities
Total financial liabilities	101,682	132,117
Unsecured bonds
Financial liabilities
Financial liabilities	27,461	23,161
Accrued interest	268	273
Total financial liabilities	27,729	23,434
Unsecured bonds March 30, 2026
Financial liabilities
Financial liabilities	$ 7,150	$ 7,150
Interest rate (as a percent)	8.95%	8.95%
Unsecured bonds September 1, 2026
Financial liabilities
Financial liabilities	$ 3,000	$ 3,000
Interest rate (as a percent)	7.19%	7.19%
Unsecured bonds November 21, 2028
Financial liabilities
Financial liabilities	$ 6,500
Interest rate (as a percent)	8.08%
Unsecured bonds April 4, 2022
Financial liabilities
Financial liabilities	$ 2,850	$ 2,850
Unsecured bonds April 4, 2022 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.10%	0.10%
Unsecured bonds May 6, 2022
Financial liabilities
Financial liabilities	$ 4,461	$ 4,461
Unsecured bonds May 6, 2022 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.15%	0.15%
Unsecured bonds November 25, 2025
Financial liabilities
Financial liabilities	$ 3,500
Unsecured bonds November 25, 2025 | TIIE
Financial liabilities
Spread on rate (as a percent)	0.05%
Unsecured bonds June 14, 2021
Financial liabilities
Financial liabilities		$ 4,000
Unsecured bonds June 14, 2021 | TIIE
Financial liabilities
Spread on rate (as a percent)		0.38%
Unsecured bonds March 9, 2021
Financial liabilities
Financial liabilities		$ 1,700
Interest rate (as a percent)		8.91%